U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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1.   Name and address of issuer:

                         The Managers Funds
                         40 Richards Ave.
                         Norwalk, CT 06854

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2.   Name of each series or class of funds for which this notice is filed:

          See attached listing

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3.   Investment Company Act File Number: 811-3752

     Securities Act File Number: 2-84012

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4.   Last day of fiscal year for which this notice is filed:

          December 31, 1995

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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before terminati0on of the issuer's 241-2 declaration:

                                                                 /  /

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6.   Date of  termination of issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see Instruction A.6):

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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1993 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          36,319,437 shares representing $901,394,816

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8.   Number  and  amount  of  securities registered during the fiscal year other than pursuant to rule 241-2:

          1,732,486 shares representing $60,812,360


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9.   Number and aggregate sale price of securities sold during the fiscal year:

          8,490,689 shares representing $260,965,844

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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2

          8,490,689 shares representing $260,965,844

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11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):

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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):                       $260,965,844
                                                            ------------
     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment
           plan (from Item 11, if applicable):              +
                                                            ------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                                 -361,204,119
                                                            ------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant
           to Rule 24e-2 (if applicable):                   +
                                                            ------------
     (v)   Net aggregate price of securities sold and
           issued during the fiscal year in reliance
           on rule 24f-2 [line (i), plus line (ii),
           less line (iii), plus line (iv)]
           (if applicable):                                            0
                                                            ------------
     (vi)  Multipler prescribed by Section 6(b) of
           the Securities Act of 1993 or other
           applicable law or regulation (see
           instruction C.6):                                x
                                                            ------------
     (vii) Fee due [line (i) or line (v) multipled
           by line (vi)]                                               0
                                                            ------------
                                                            ------------

INSTRUCTION:  ISSUERS SHOULD COMPLETE LINES (ii),  (iii),  (iv), AND (v) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR, SEE INSTRUCTION C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CPR 202.3a)

                                                                 /  /

     Date of mailing or WIRE TRANSFER of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/ Donald S. Rumery
                                    Treasurer
                                    ----------------

     Date February 20, 1996

  * Please print the name and title of the signing officer below the signature.


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THE MANAGERS FUNDS
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MANAGERS GLOBAL BOND FUND
MANAGERS CAPITAL APPRECIATION FUND
MANAGERS SPECIAL EQUITY FUND
MANAGERS INCOME EQUITY FUND
MANAGERS INTERNATIONAL EQUITY FUND
MANAGERS BOND FUND
MANAGERS SHORT GOVERNMENT FUND
MANAGERS SHORT & INTERMEDIATE FUND
MANAGERS MUNICIPAL BOND FUND
MANAGERS SHORT MUNICIPAL FUND
MANAGERS INTERMEDIATE MORTGAGE FUND
MANAGERS GLOBAL OPPORTUNITY FUND

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